Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 15.5%
69,419	(1)	Alphabet, Inc. - Class A	$185,593,085	5.3
2,514,290		AT&T, Inc.	67,910,973	2.0
357,977	(1)	Facebook, Inc.- Class A	121,493,814	3.5
1,122,335	(2)	Fox Corp. - Class A	45,016,857	1.3
950,746		ViacomCBS, Inc. - Class B	37,563,974	1.1
479,651	(1)	Walt Disney Co.	81,142,560	2.3
			538,721,263	15.5

		Consumer Discretionary: 7.8%
425,202	(1),(2)	Caesars Entertainment, Inc.	47,741,680	1.4
358,147	(1),(2)	Expedia Group, Inc.	58,700,293	1.7
1,572,391	(2)	Gap, Inc.	35,693,276	1.0
257,971		McDonald's Corp.	62,199,388	1.8
449,774		Nike, Inc. - Class B	65,320,678	1.9
			269,655,315	7.8

		Consumer Staples: 6.3%
1,323,469		Coca-Cola Co.	69,442,418	2.0
842,102		Philip Morris International, Inc.	79,822,849	2.3
500,700		Walmart, Inc.	69,787,566	2.0
			219,052,833	6.3

		Energy: 3.4%
342,468		Chevron Corp.	34,743,378	1.0
661,408		ConocoPhillips	44,823,620	1.3
215,428		Diamondback Energy, Inc.	20,394,569	0.6
286,191		Valero Energy Corp.	20,196,499	0.5
			120,158,066	3.4

		Financials: 12.4%
994,783	(2)	Apollo Global Management, Inc.	61,268,685	1.8
304,194		Assurant, Inc.	47,986,603	1.4
2,119,897		Bank of America Corp.	89,989,628	2.6
1,142,772		Bank of New York Mellon Corp.	59,241,300	1.7
300,261		Chubb Ltd.	52,089,278	1.5
380,690		PNC Financial Services Group, Inc.	74,478,192	2.1
948,259		Synchrony Financial	46,350,900	1.3
			431,404,586	12.4

		Health Care: 15.3%
529,751	(2)	Alcon, Inc.	42,629,063	1.2
489,909		Baxter International, Inc.	39,403,381	1.1
599,962		Bristol-Myers Squibb Co.	35,499,752	1.0
355,275		Eli Lilly & Co.	82,086,289	2.4
411,521		Johnson & Johnson	66,460,641	1.9
190,710		McKesson Corp.	38,023,760	1.1
557,381		Medtronic PLC	69,867,708	2.0
104,173		Thermo Fisher Scientific, Inc.	59,517,160	1.7
165,238		UnitedHealth Group, Inc.	64,565,096	1.9
230,101		Zimmer Biomet Holdings, Inc.	33,677,582	1.0
			531,730,432	15.3

		Industrials: 8.1%
905,810		Howmet Aerospace, Inc.	28,261,272	0.8
251,743		L3Harris Technologies, Inc.	55,443,878	1.6
1,023,431		nVent Electric PLC	33,087,524	0.9
152,523		Old Dominion Freight Line	43,618,528	1.2
793,788		Raytheon Technologies Corp.	68,234,017	2.0
153,997	(1)	United Rentals, Inc.	54,042,167	1.6
			282,687,386	8.1

		Information Technology: 22.5%
344,774		CDW Corp.	62,755,763	1.8
563,432		Dolby Laboratories, Inc.	49,582,016	1.4
208,598		Intuit, Inc.	112,540,707	3.3
477,726		Microchip Technology, Inc.	73,326,164	2.1
1,060,780		Microsoft Corp.	299,055,098	8.6
469,255		Motorola Solutions, Inc.	109,017,322	3.1
380,160		NXP Semiconductor NV - NXPI - US	74,461,939	2.2
			780,739,009	22.5

		Materials: 3.1%
92,323		Air Products & Chemicals, Inc.	23,644,843	0.7
367,702	(1)	Alcoa Corp.	17,995,336	0.5
645,518		CF Industries Holdings, Inc.	36,032,815	1.0
291,846		Eastman Chemical Co.	29,400,566	0.9
			107,073,560	3.1

		Real Estate: 2.5%
248,241		ProLogis, Inc.	31,136,869	0.9
238,626	(1),(2)	Ryman Hospitality Properties	19,972,996	0.6
648,219	(2)	UDR, Inc.	34,342,643	1.0
			85,452,508	2.5

		Utilities: 2.4%
327,568		Ameren Corp.	26,533,008	0.8
194,813		Entergy Corp.	19,346,879	0.5
783,841		Exelon Corp.	37,890,874	1.1
			83,770,761	2.4

	Total Common Stock
	(Cost $2,635,547,722)		3,450,445,719	99.3

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
OTHER(3): –%
		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	$–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $2,635,547,722)		3,450,445,719	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Commercial Paper: 0.4%
275,000	(6)	ANZ Bank, 0.120%, 01/25/2022	274,921	0.0
500,000	(6)	ANZ Bank, 0.120%, 02/10/2022	499,841	0.0
300,000	(6)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	299,893	0.0
400,000	(6)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	399,737	0.0
310,000	(6)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	309,927	0.0
475,000	(6)	DBS Bank Ltd., 0.120%, 02/01/2022	474,754	0.0
475,000	(6)	DNB Bank ASA, 0.140%, 03/16/2022	474,777	0.0
375,000	(6)	DNB Bank ASA, 0.140%, 03/22/2022	374,811	0.0
475,000	(6)	HSBC Bank PLC, 0.140%, 03/03/2022	474,567	0.0
400,000	(6)	Landesbank Baden-Wurttemberg, 0.130%, 12/07/2021	399,906	0.0
325,000	(6)	Lloyds Bank PLC, 0.100%, 12/20/2021	324,924	0.0
300,000	(6)	Lloyds Bank PLC, 0.150%, 03/14/2022	299,814	0.0
275,000	(6)	Lloyds Bank PLC, 0.150%, 03/29/2022	274,808	0.0
273,000	(6)	LMA-Americas LLC, 0.100%, 01/26/2022	272,885	0.0
350,000	(6)	LMA-Americas LLC, 0.150%, 03/14/2022	349,767	0.0
500,000	(6)	Matchpoint Finance PLC, 0.100%, 12/07/2021	499,893	0.1
300,000	(6)	Matchpoint Finance PLC, 0.150%, 03/15/2022	299,799	0.0
250,000	(6)	Mizuho Bank Ltd., 0.150%, 03/16/2022	249,796	0.0
475,000	(6)	National Australia Bank Ltd., 0.120%, 02/18/2022	474,793	0.0
500,000	(6)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	499,845	0.0
400,000	(6)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	399,870	0.0
500,000	(6)	NRW.Bank, 0.130%, 03/21/2022	499,696	0.0
475,000	(6)	Old Line Funding LLC, 0.130%, 03/10/2022	474,715	0.0
500,000	(6)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	499,876	0.1
500,000	(6)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	499,891	0.1
525,000	(6)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	524,615	0.1
500,000	(6)	Societe Generale, 0.170%, 03/31/2022	499,646	0.0
500,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	499,686	0.0
475,000	(6)	Swedbank AB, 0.150%, 03/23/2022	474,692	0.0
500,000	(6)	Swedbank AB, 0.150%, 03/24/2022	499,672	0.0
475,000	(6)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	474,675	0.0
475,000	(6)	Westpac Banking Corp., 0.130%, 03/25/2022	474,721	0.0

	Total Commercial Paper
	(Cost $13,351,213)		13,351,213	0.4

		Floating Rate Notes: 0.1%
450,000	(6)	Bank of Montreal, 0.120%, 01/05/2022	450,169	0.0
325,000	(6)	Bank of Nova Scotia, 0.120%, 12/23/2021	325,113	0.0
475,000	(6)	Barclays Bank PLC, 0.160%, 03/22/2022	475,009	0.0
250,000	(6)	Barclays Bank PLC, 0.160%, 03/24/2022	250,003	0.0
475,000	(6)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	475,036	0.1
325,000	(6)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	324,994	0.0
475,000	(6)	DBS Bank Ltd., 0.140%, 03/16/2022	474,940	0.0
325,000	(6)	National Australia Bank Ltd., 0.130%, 03/10/2022	325,000	0.0
275,000	(6)	Royal Bank of Canada, 0.120%, 12/14/2021	275,055	0.0
400,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	400,004	0.0

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
375,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/22/2022	$374,976	0.0
400,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	400,019	0.0

	Total Floating Rate Notes
	(Cost $4,550,318)		4,550,318	0.1

		Repurchase Agreements: 3.1%
3,336,011	(6)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/21, 0.09%, due 10/01/21 (Repurchase Amount $3,336,019, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,402,731, due 01/01/25-09/01/51)	3,336,011	0.1
25,433,372	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $25,433,407, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $25,942,039, due 11/01/21-07/20/71)	25,433,372	0.7
9,361,901	(6)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $9,361,914, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $9,549,140, due 11/15/21-01/20/69)	9,361,901	0.3
10,840,135	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $10,840,159, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $11,057,016, due 10/12/21-08/15/51)	10,840,135	0.3
2,890,833	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,890,837, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,948,650, due 10/07/21-05/01/50)	2,890,833	0.1
5,343,647	(6)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $5,343,657, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $5,450,521, due 06/01/22-11/01/56)	5,343,647	0.2
8,689,920	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $8,689,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $8,863,734, due 08/01/23-07/20/71)	8,689,920	0.3
4,938,316	(6)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $4,938,327, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $5,036,266, due 08/15/28-08/15/44)	4,938,316	0.1

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
17,824,324	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $17,824,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $18,180,811, due 10/31/21-05/01/58)	$17,824,324	0.5
15,503,209	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $15,503,251, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,813,731, due 07/15/23-02/15/48)	15,503,209	0.4
4,169,655	(6)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $4,169,666, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,253,048, due 11/20/21-09/15/56)	4,169,655	0.1

	Total Repurchase Agreements
	(Cost $108,331,323)		108,331,323	3.1

		Certificates of Deposit: 0.2%
325,000	(6)	Bank of Montreal, 0.130%, 02/28/2022	324,986	0.0
420,000	(6)	BNP Paribas, 0.130%, 03/03/2022	420,013	0.0
500,000	(6)	Credit Agricole, 0.100%, 12/01/2021	500,026	0.1
475,000	(6)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	474,984	0.0
350,000	(6)	Lloyds Bank PLC, 0.130%, 02/22/2022	350,162	0.0
325,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	325,013	0.0
250,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	249,999	0.0
475,000	(6)	Mizuho Bank Ltd., 0.150%, 03/07/2022	474,994	0.0
475,000	(6)	Mizuho Bank Ltd., 0.150%, 03/14/2022	474,989	0.0
475,000	(6)	MUFG Bank LTD, 0.130%, 01/07/2022	475,149	0.0
475,000	(6)	Norinchukin Bank of New York, 0.110%, 01/27/2022	474,984	0.0
325,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 12/01/2021	325,022	0.0
325,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.110%, 12/14/2021	325,007	0.0
490,000	(6)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	490,146	0.1
350,000	(6)	Toronto-Dominion Bank, 0.150%, 03/03/2022	350,139	0.0

	Total Certificates of Deposit
	(Cost $6,035,613)		6,035,613	0.2

		Time Deposits: 0.5%
3,160,000	(6)	Barclays Bank PLC, 0.090%, 10/01/2021	3,160,000	0.1
2,510,000	(6)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.040%, 10/01/2021	2,510,000	0.1
3,520,000	(6)	Landesbank Baden-Wurttemberg, 0.040%, 10/01/2021	3,520,000	0.1
3,380,000	(6)	Mizuho Bank LTD, 0.070%, 10/01/2021	3,380,000	0.1
3,830,000	(6)	Societe Generale, 0.040%, 10/01/2021	3,830,000	0.1

	Total Time Deposits
	(Cost $16,400,000)		16,400,000	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
27,481,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	27,481,000	0.8
4,134,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	4,134,000	0.1

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
4,696,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	$4,696,000	0.1
	Total Mutual Funds
	(Cost $36,311,000)		36,311,000	1.0

	Total Short-Term Investments
	(Cost $184,979,467)		184,979,467	5.3

	Total Investments in Securities (Cost $2,820,527,189)		$3,635,425,186	104.6
	Liabilities in Excess of Other Assets		(161,382,052)	(4.6)
	Net Assets		$3,474,043,134	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$3,450,445,719	$–	$–	$3,450,445,719
Other	–	–	–	–
Short-Term Investments	36,311,000	148,668,467	–	184,979,467
Total Investments, at fair value	$3,486,756,719	$148,668,467	$–	$3,635,425,186

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$–	$–
		$–	$–

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,846,342,777.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$839,957,928
Gross Unrealized Depreciation	(50,875,519)
Net Unrealized Appreciation	$789,082,409